Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:    484-583-8711

Email:    Sam.Goldstein@lfg.com

VIA EDGAR

March 15, 2022

Sumeera Younis, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	Funds:	LVIP T. Rowe Price 2010 Fund and LVIP JPMorgan Retirement Income Fund (each a “Fund”)

Dear Ms. Younis:

Attached for filing via EDGAR is the Registration Statement on Form N-14 for the above-referenced Registrant for each Fund.

The preliminary N-14 is being filed pursuant to Rule 488(a) under the Securities Act of 1933, in order to solicit proxies to approve the reorganization as follows:

Acquired Fund	Acquiring Fund
LVIP T. Rowe Price 2010 Fund	LVIP JPMorgan Retirement Income Fund

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Senior Counsel—Funds Management

cc:        Ronald A. Holinsky, Chief Counsel